Schedule of guarantees (Details) R$ in Thousands	9 Months Ended
Sep. 30, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Total debt	R$ 7,794
Total guaranteed	R$ 7,794
FINEP
IfrsStatementLineItems [Line Items]
Maturity	Jul-2024
Total debt	R$ 310
Total guaranteed	R$ 310
Guarantees	Bank surety
FINISA
IfrsStatementLineItems [Line Items]
Maturity	Dec-2023
Total debt	R$ 2,600
Total guaranteed	R$ 2,600
Guarantees	Bank surety
B N B F N E [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jun-2027
Total debt	R$ 4,884
Total guaranteed	R$ 4,884
Guarantees	Bank surety and pledge of reserve liquidity fund.